Income taxes - Summary of Income Tax Expense (Details) - CHF (SFr) SFr in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	SFr (13)	SFr (3)	SFr 0
Deferred tax assets	0
Deferred tax liabilities	0
Applicable tax rate			13.60%	13.60%
Income tax expense reconciled to Income / (loss) [Abstract]
Loss before income tax	(70,740)	(72,993)	SFr (61,921)
Tax benefit calculated at the domestic rates applicable in the respective countries	(9,616)	(9,930)	(8,441)
(Income not subject to tax)/expenses not deductible for tax purposes	455	(375)	462
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	9,174	10,308	7,979
Effective income tax rate (benefit)/expense	SFr 13	SFr 3	SFr 0
SWITZERLAND
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	13.60%			13.60%
Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	13.60%	13.60%
Weighted average
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	13.60%			13.60%
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	SFr (100)	SFr (100)
Applicable tax rate	33.80%	32.90%
Income tax expense reconciled to Income / (loss) [Abstract]
Effective income tax rate (benefit)/expense	SFr 100	SFr 100